Share-based compensation - Restricted stock units activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of RSUs, Outstanding as of January 1	4,537,332.0
Granted during the year	775,800.0
Vested and sold during the year	(1,205,919)
Forfeited during the year	(95,100)
Number of RSUs, Outstanding as of December 31	4,012,113.0	4,537,332.0
Number of RSUs, Vested as of December 31	664,255.0
Weighted-average fair value per RSU granted Outstanding as of January 1	$ 25.14
Weighted-average fair value per RSU granted Granted during the year	14.04	$ 26.20	$ 22.44
Weighted-average fair value per RSU granted Vested and sold during the year	25.34
Weighted-average fair value per RSU granted Forfeited during the year	28.04
Weighted-average fair value per RSU granted Outstanding as of December 31	22.86	$ 25.14
Weighted-average fair value per RSU granted Vested as of December 31	$ 21.72